TYPE			13F-HR
PERIOD			09/30/01
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA    November 13, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$228,901

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3227   131700 SH       SOLE                   131700
Apartment Investment and Manag                  03748R101    11587   256000 SH       SOLE                   256000
Archstone Communities Trust                     039581103    12306   471485 SH       SOLE                   471485
Avalon Bay Communities                          053484101     7331   153531 SH       SOLE                   153531
BRE Properties, Inc.                            05564E106     4113   137340 SH       SOLE                   137340
Boston Properties                               101121101    10417   273200 SH       SOLE                   273200
Brandywine Realty Trust                         105368203     4940   231600 SH       SOLE                   231600
Cabot Industrial Trust                          127072106     2747   134000 SH       SOLE                   134000
Camden Property Trust                           133131102     7145   192600 SH       SOLE                   192600
CarrAmerica Realty Corp.                        144418100     4623   154300 SH       SOLE                   154300
Chateau Communities, Inc.                       161726104     1941    65900 SH       SOLE                    65900
Equity Office Properties Trust                  294741103    17625   550791 SH       SOLE                   550791
Equity Residential Properties                   29476L107     8918   152700 SH       SOLE                   152700
Essex Property Trust, Inc.                      297178105     5126   104400 SH       SOLE                   104400
Felcor Suite Hotels, Inc.                       31430F101     1345   100000 SH       SOLE                   100000
First Industrial Realty Trust,                  32054K103     6972   232400 SH       SOLE                   232400
General Growth Properties                       370021107     4398   126500 SH       SOLE                   126500
Highwoods Properties, Inc.                      431284108     3621   146300 SH       SOLE                   146300
Home Properties of New York, I                  437306103    14466   457200 SH       SOLE                   457200
Hospitality Properties Trust                    44106M102     3638   151100 SH       SOLE                   151100
Host Marriott Corp                              44107P104     3056   433500 SH       SOLE                   433500
JDN Realty Corporation                          465917102     3357   316700 SH       SOLE                   316700
Kimco Realty Corp.                              49446R109     6981   143800 SH       SOLE                   143800
Liberty Property Trust                          531172104     4697   163700 SH       SOLE                   163700
Mack Cali Realty Corporation                    554489104     2787    89900 SH       SOLE                    89900
Meristar Hospitality Corp                       58984Y103     2138   202700 SH       SOLE                   202700
Pennsylvania REIT                               709102107     1062    50000 SH       SOLE                    50000
Post Properties, Inc.                           737464107     1743    47000 SH       SOLE                    47000
Prentiss Properties, Inc.                       740706106     5241   190600 SH       SOLE                   190600
Prologis Trust                                  743410102    10647   504600 SH       SOLE                   504600
Public Storage, Inc.                            74460D109     6857   205300 SH       SOLE                   205300
Realty Income Corp                              756109104     1241    42800 SH       SOLE                    42800
Reckson Associates                              75621K106     4663   193100 SH       SOLE                   193100
Regency Realty Corp.                            758849103     5104   198200 SH       SOLE                   198200
SL Green Realty                                 78440X101     1790    56800 SH       SOLE                    56800
Security Capital Group- Calss                   81413P204     2056   109900 SH       SOLE                   109900
Simon Property Group, Inc.                      828806109     9811   364600 SH       SOLE                   364600
Storage USA, Inc.                               861907103     3120    78800 SH       SOLE                    78800
Sun Communities, Inc.                           866674104     4061   110800 SH       SOLE                   110800
The Macerich Company                            554382101     6592   298300 SH       SOLE                   298300
United Dominon Realty                           910197102     5408   378700 SH       SOLE                   378700